Net Income - Depreciation and Amortization Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Depreciation And Amortization [Line Items]
Property, plant and equipment	$ 28,839		$ 28,760	$ 27,805
Right-of-use assets	4,072		3,982	3,985
Investment properties	45		44	42
Intangible assets	6,699		6,643	6,569
Incremental costs of obtaining contracts	856	$ 28	841	815
Total depreciation and amortization expenses	40,511		40,270	39,216
Depreciation expenses	32,956	$ 1,076	32,786	31,832
Amortization expenses	7,555		7,484	7,384
Operating costs [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	30,874		30,735	30,021
Amortization expenses	7,370		7,286	7,172
Operating expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	2,082		2,051	1,811
Marketing expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	70		77	93
General and administrative expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	68		71	75
Research and development expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	$ 47		$ 50	$ 44